Long-term debt (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017	$ 32,208
2018	32,208
2019	159,659
2020	19,062
2021	33,522
2022 and thereafter	64,438
Total	$ 341,097	$ 373,306